Segments (Segment Table) (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 BusinessSegment	Dec. 31, 2012	Dec. 31, 2011
Segment Information
Revenue	$ 99,751	$ 104,507	$ 106,916
Pre-tax income	19,524	21,902	21,003
Number of business segments	5
Total Segments
Segment Information
Revenue	99,273	103,930	106,194
Global Technology Services
Segment Information
Revenue	38,551	40,236	40,879
Global Business Services
Segment Information
Revenue	18,396	18,566	19,284
Software
Segment Information
Revenue	25,932	25,448	24,944
Systems and Technology
Segment Information
Revenue	14,371	17,667	18,985
Global Financing
Segment Information
Revenue	2,022	2,013	2,102
Business Segments
Segment Information
Revenue	107,115	111,826	114,440
Pre-tax income	22,967	24,015	22,904
Business Segments | Total Segments
Segment Information
Revenue	107,115	111,826	114,440
Pre-tax income	22,967	24,015	22,904
Revenue year-to-year change (as a percent)	(4.20%)	(2.30%)	7.10%
Pre-tax income year-to-year change (as a percent)	(4.40%)	4.80%	9.50%
Pre-tax income margin (as a percent)	21.40%	21.50%	20.00%
Business Segments | Global Technology Services
Segment Information
Revenue	39,615	41,402	42,121
Pre-tax income	6,983	6,961	6,284
Revenue year-to-year change (as a percent)	(4.30%)	(1.70%)	6.60%
Pre-tax income year-to-year change (as a percent)	0.30%	10.80%	14.30%
Pre-tax income margin (as a percent)	17.60%	16.80%	14.90%
Business Segments | Global Business Services
Segment Information
Revenue	19,109	19,286	20,081
Pre-tax income	3,214	2,983	3,006
Revenue year-to-year change (as a percent)	(0.90%)	(4.00%)	5.60%
Pre-tax income year-to-year change (as a percent)	7.70%	(0.80%)	18.10%
Pre-tax income margin (as a percent)	16.80%	15.50%	15.00%
Business Segments | Software
Segment Information
Revenue	29,123	28,722	28,219
Pre-tax income	11,106	10,810	9,970
Revenue year-to-year change (as a percent)	1.40%	1.80%	10.90%
Pre-tax income year-to-year change (as a percent)	2.70%	8.40%	5.30%
Pre-tax income margin (as a percent)	38.10%	37.60%	35.30%
Business Segments | Systems and Technology
Segment Information
Revenue	14,964	18,343	19,823
Pre-tax income	(507)	1,227	1,633
Revenue year-to-year change (as a percent)	(18.40%)	(7.50%)	5.60%
Pre-tax income year-to-year change (as a percent)	(141.30%)	(24.90%)	12.20%
Pre-tax income margin (as a percent)	(3.40%)	6.70%	8.20%
Business Segments | Global Financing
Segment Information
Revenue	4,304	4,073	4,195
Pre-tax income	2,171	2,034	2,011
Revenue year-to-year change (as a percent)	5.70%	(2.90%)	2.80%
Pre-tax income year-to-year change (as a percent)	6.80%	1.10%	2.80%
Pre-tax income margin (as a percent)	50.40%	49.90%	47.90%
Internal transactions
Segment Information
Revenue	(7,843)	(7,896)	(8,246)
Pre-tax income	(1,480)	(1,197)	(1,243)
Internal transactions | Total Segments
Segment Information
Revenue	(7,843)	(7,896)	(8,246)
Internal transactions | Global Technology Services
Segment Information
Revenue	(1,063)	(1,166)	(1,242)
Internal transactions | Global Business Services
Segment Information
Revenue	(714)	(719)	(797)
Internal transactions | Software
Segment Information
Revenue	(3,191)	(3,274)	(3,276)
Internal transactions | Systems and Technology
Segment Information
Revenue	(593)	(676)	(838)
Internal transactions | Global Financing
Segment Information
Revenue	$ (2,282)	$ (2,060)	$ (2,092)